Borrowings (Outstanding Balances and Related Information of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 39,170	$ 41,593
Short-term Debt, Average Interest Rate During the Year	0.51%	0.31%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 54,286	$ 52,672
Short-term Debt, Weighted Average Interest Rate	0.87%	0.32%